Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions Reconciliation

	Group
	Conduct remediation
	PPI £m	Other products £m	FSCS and Bank Levy £m	Property £m	Off-balance sheet ECL £m	Regulatory and other £m	Total £m
At 31 December 2018	246	30	45	37	56	95	509
Adoption of IFRS 16 (see Note 1)	—	—	—	17	—	—	17

At 1 January 2019	246	30	45	54	56	95	526
Additional provisions (see Note 8)	169	0	86	44	22	166	487
Provisions released (see Note 8)	0	0	(5)	(21)	0	(4)	(30)
Utilisation and other (1)	(226)	(5)	(90)	(18)	0	(82)	(421)
Recharge (2)	0	0	10	0	0	0	10

At 31 December 2019	189	25	46	59	78	175	572

To be settled:
- Within 12 months	189	18	46	43	78	171	545
- In more than 12 months	0	7	0	16	0	4	27

	189	25	46	59	78	175	572

(1)
Utilisation and other included a transfer from ‘PPI’ to ‘Regulatory and other’ in respect of an ongoing legal dispute. No further information has been provided on the basis it would be seriously prejudicial.

(2)	This relates to a recharge in respect of the UK Bank Levy paid on behalf of other UK entities of Banco Santander SA.